Investment Portfolioas of May 31, 2023 (Unaudited)
DWS CROCI® International Fund
	Shares	Value ($)

Common Stocks 98.0%
Australia 3.9%
BHP Group Ltd.	308,374	8,396,246
BlueScope Steel Ltd.	520,994	6,251,272
Santos Ltd.	293,731	1,391,819
(Cost $16,852,155)		16,039,337
Austria 0.9%
OMV AG (Cost $4,588,354)	78,983	3,530,092
Denmark 2.8%
AP Moller - Maersk AS "B"	4,794	8,068,675
Pandora AS	42,143	3,362,927
(Cost $13,031,096)		11,431,602
Finland 3.6%
Fortum Oyj	94,253	1,254,108
Nokia Oyj	3,388,942	13,771,564
(Cost $16,180,824)		15,025,672
France 14.8%
BNP Paribas SA (a)	213,098	12,384,211
Cie de Saint-Gobain	35,123	1,955,807
Cie Generale des Etablissements Michelin SCA (a)	69,448	1,984,055
Credit Agricole SA (a)	739,037	8,499,987
Engie SA	82,058	1,238,102
Kering SA	12,978	6,939,302
Sanofi	94,525	9,618,763
Societe Generale SA (a)	240,015	5,589,010
Television Francaise 1	983,975	6,852,759
TotalEnergies SE	41,169	2,329,382
Vivendi SE	419,853	3,737,757
(Cost $63,880,678)		61,129,135
Germany 6.3%
Bayer AG (Registered)	132,227	7,384,391
Brenntag SE	110,086	8,682,634
Deutsche Post AG (Registered)	93,818	4,222,377
Infineon Technologies AG	149,646	5,568,533
(Cost $22,084,707)		25,857,935
Hong Kong 0.3%
Yue Yuen Industrial Holdings Ltd. (Cost $1,274,162)	863,500	1,060,023
Ireland 1.0%
CRH PLC (Cost $3,265,871)	90,317	4,276,600

Israel 0.5%
Teva Pharmaceutical Industries Ltd. (ADR)* (Cost $2,132,748)	260,234	1,873,685
Italy 1.2%
Intesa Sanpaolo SpA	948,334	2,195,056
UniCredit SpA	133,623	2,579,230
(Cost $3,973,115)		4,774,286
Japan 32.3%
Advantest Corp.	36,000	4,572,842
Astellas Pharma, Inc.	171,600	2,714,243
Chugai Pharmaceutical Co., Ltd.	109,100	2,938,081
Fujitsu Ltd.	32,400	4,104,085
ITOCHU Corp.	163,500	5,526,021
Kyocera Corp.	292,100	16,572,451
Mitsubishi UFJ Financial Group, Inc.	634,900	4,239,581
Nintendo Co., Ltd.	229,500	9,760,558
Nitto Denko Corp.	57,400	4,076,837
Ono Pharmaceutical Co., Ltd.	802,300	15,038,295
Sekisui House Ltd.	576,600	11,255,966
Shin-Etsu Chemical Co., Ltd.	390,515	11,996,806
Shionogi & Co., Ltd.	140,800	6,351,354
Sony Group Corp.	84,400	7,924,156
Sumitomo Metal Mining Co., Ltd.	67,100	2,033,648
Sumitomo Mitsui Financial Group, Inc.	199,826	8,150,167
Takeda Pharmaceutical Co., Ltd.	293,700	9,310,483
Tokyo Electron Ltd.	11,800	1,616,443
Tokyo Gas Co., Ltd.	220,200	4,688,045
(Cost $128,215,311)		132,870,062
Luxembourg 0.6%
ArcelorMittal SA (Cost $3,362,494)	102,744	2,566,821
Netherlands 3.3%
Randstad NV	143,055	7,031,687
Stellantis NV	434,336	6,615,917
(Cost $14,548,792)		13,647,604
Norway 1.6%
Equinor ASA (Cost $8,156,707)	263,930	6,712,667
Singapore 2.8%
DBS Group Holdings Ltd.	61,900	1,383,518
Oversea-Chinese Banking Corp., Ltd.	230,600	2,088,420
Venture Corp., Ltd.	733,900	8,229,073
(Cost $12,929,322)		11,701,011
Spain 1.6%
Banco Santander SA (Cost $6,116,945)	1,983,778	6,471,899
Switzerland 6.7%
Glencore PLC	1,186,802	6,080,401
Holcim AG	161,292	9,960,853
STMicroelectronics NV	264,436	11,540,306
(Cost $27,226,450)		27,581,560

United Kingdom 13.8%
BP PLC	2,288,381	12,878,588
British American Tobacco PLC	269,737	8,567,211
GSK PLC	576,371	9,665,111
Imperial Brands PLC	339,600	7,163,047
ITV PLC	5,863,444	5,100,334
Johnson Matthey PLC	47,380	1,021,114
Kingfisher PLC	1,164,614	3,349,507
Lloyds Banking Group PLC	9,363,249	5,167,141
Mondi PLC	80,636	1,250,436
Taylor Wimpey PLC	1,792,263	2,551,106
(Cost $60,713,266)		56,713,595
Total Common Stocks (Cost $408,532,997)		403,263,586

Securities Lending Collateral 4.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.03% (b) (c) (Cost $17,380,500)	17,380,500	17,380,500

Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 5.13% (b) (Cost $2,908,290)	2,908,290	2,908,290

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $428,821,787)	102.9	423,552,376
Other Assets and Liabilities, Net	(2.9)	(11,849,795)
Net Assets	100.0	411,702,581
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2023 are as follows:
Value ($) at 8/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2023	Value ($) at 5/31/2023
Securities Lending Collateral 4.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.03% (b) (c)
—	17,380,500 (d)	—	—	—	242,280	—	17,380,500	17,380,500
Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 5.13% (b)
1,536,679	41,681,967	40,310,356	—	—	48,524	—	2,908,290	2,908,290
1,536,679	59,062,467	40,310,356	—	—	290,804	—	20,288,790	20,288,790

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at May 31, 2023 amounted to $16,119,522, which is 3.9% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2023.

ADR: American Depositary Receipt

At May 31, 2023 the DWS CROCI® International Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents)
Information Technology	65,975,297	16%
Health Care	64,894,406	16%
Financials	58,748,220	15%
Materials	57,911,034	14%
Consumer Discretionary	45,042,959	11%
Industrials	35,487,201	9%
Energy	26,842,548	7%
Communication Services	25,451,408	6%
Consumer Staples	15,730,258	4%
Utilities	7,180,255	2%
Total	403,263,586	100%
Sector diversification is subject to change.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$16,039,337	$—	$16,039,337
Austria	—	3,530,092	—	3,530,092
Denmark	—	11,431,602	—	11,431,602
Finland	—	15,025,672	—	15,025,672
France	—	61,129,135	—	61,129,135
Germany	—	25,857,935	—	25,857,935
Hong Kong	—	1,060,023	—	1,060,023
Ireland	—	4,276,600	—	4,276,600
Israel	1,873,685	—	—	1,873,685
Italy	—	4,774,286	—	4,774,286
Japan	—	132,870,062	—	132,870,062
Luxembourg	—	2,566,821	—	2,566,821
Netherlands	—	13,647,604	—	13,647,604
Norway	—	6,712,667	—	6,712,667
Singapore	—	11,701,011	—	11,701,011
Spain	—	6,471,899	—	6,471,899
Switzerland	—	27,581,560	—	27,581,560
United Kingdom	—	56,713,595	—	56,713,595
Short-Term Investments (a)	20,288,790	—	—	20,288,790
Total	$22,162,475	$401,389,901	$—	$423,552,376

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DCIF-PH3
R-080548-2 (1/25)